Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 503	$ (5,548)
Net activity	(19,987)	6,051	8,791
Ending Balance	(19,484)	503	(5,548)
Interest rate swap and cap agreements
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(5,423)
Net activity	(19,328)	5,423
Ending Balance	(19,328)
Investment securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	503	(125)
Net activity	(659)	628
Ending Balance	$ (156)	$ 503